Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2023
Accounts Receivables Net [Abstract]
Schedule of Accounts Receivable	As of December 31, 2023 and 2022, accounts receivable consisted of the following:
	December 31, 2023	December 31, 2022
Accounts receivable	$81,990	$99,040
Less: allowance for doubtful accounts	(820)	(1,006)
Accounts receivables, net	$81,170	$98,034

Schedule of Allowance for Doubtful Accounts	For the years ended December 31, 2023, 2022 and 2021, the movement of allowance for doubtful accounts is as the following:
	For the Years Ended December 31,
	2023	2022	2021
Opening balance	$1,006	$635	$886
Provision (reversal of provision) for doubtful accounts	(167)	440	(268)
Foreign exchange adjustment	(19)	(69)	17
Ending balance	$820	$1,006	$635